PREPAID AND OTHER CURRENT ASSETS, NET (Schedule of Prepaid and Other Current Assets) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY		Dec. 31, 2013 CNY
PREPAID AND OTHER CURRENT ASSETS, NET [Abstract]
Amount due from minority shareholder		54,023	[1]		[1]
Amount due from Xihua Group		49,800	[2]	49,800	[2]
Value added tax refundable		24,811	[3]	25,012	[3]
Due from former owners		14,430	[4]	15,410	[4]
Staff advances		12,510		11,440
Rental deposits		10,000		13,752
Prepaid professional services fees		7,283		1,640
Prepaid rental fees		6,364		4,928
Deposits for acquisition		1,442		1,074
Prepaid channel and Commission fee		329		2,544
Receivables arising from the termination of arrangements			[5]	9,037	[5]
Receivable from Zhenjiang operating rights		35,000	[6]	35,000	[6]
Others		22,615	[7]	33,473	[7]
Total before allowance for doubtful accounts		238,607		203,110
Less: allowance for doubtful accounts		(90,731)		(10,962)
Total	23,833	147,876		192,148
Payable balance recorded by a subsidiary prior to be acquired by the Group		49,800		49,800

[1]	The balance represented Shenyang K-12's amount due from its minority shareholder amounting to RMB 54,023, which were tuition fees that have been collected from students but were misappropriated by its minority shareholder. As of December 31, 2014, full provision was provided as the collectability was remote.
[2]	A payable balance amounted to RMB 49,800 was recorded by a subsidiary prior to its acquisition by the Group, and such payable was indemnified by Xihua Goup. No provision was made for the indemnity. The indemnity balance was still outstanding as of the date of issuance of the financial statement.
[3]	Management considered the collectability of VAT refund was remote as a result of tax dispute between Ambow Online and the tax authority, as disclosed in Note 17(c), the Group provided a full provision amounting to RMB 24,811 as of December 31, 2014.
[4]	A provision of RMB 7,808 was made against the amount due from the former shareholder of Jinan WR Career Enhancement due to the remote recoverability.
[5]	The balance represented the receivables from Zhuhai Mingfeng arising from the termination of arrangements as of December 31, 2013. As of December 31, 2014, the Group fully wrote off this balance amounting to RMB 9,037 due to the remote recoverability.
[6]	The balance represented the prepaid operating rights to the Zhenjiang Foreign Language School and Zhenjiang International School.The Group started a negotiation of returning the operating right back to the original owner Zhenjiang Education Investment Center in the third quarter of 2011. As a result, the prepaid operating rights have been reclassified as receivable since then. As of December 31, 2013 and 2014, the payable balance to Zhenjiang Foreign Language School amounted to RMB 36,770 and RMB 36,770, respectively (Note 12); therefore, no provision was made. As of the date of issuance of the financial statements, the negotiation was still in progress.
[7]	Others mainly included inventory of and prepaid education supplies, prepaid outsourcing service fee, and other miscellaneous item with trivial amount.